FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts	¥ 35,252	¥ 23,769
Long-term debts	78,300	72,037
Loans from Sinopec Group Company and fellow subsidiaries	16,563	17,042
Lease liabilities	185,406	187,033
Derivative financial liabilities	3,223	4,826
Trade accounts payable and bills payable	215,640	161,908
Other payables	131,468	94,083
Financial liabilities with contractual maturities	665,852	560,698
Short-term debts, undiscounted cash flows	35,871	25,280
Long-term debts, undiscounted cash flows	85,718	80,562
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	18,457	17,978
Lease liabilities, undiscounted cash flows	296,485	328,501
Derivative financial liabilities, undiscounted cash flows	3,223	4,826
Trade accounts payable and bills payable, undiscounted cash flow	215,640	161,908
Other payables, undiscounted cash flow	131,468	94,083
Total contractual undiscounted cash flows	786,862	713,138
Within one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts, undiscounted cash flows	35,871	25,280
Long-term debts, undiscounted cash flows	2,169	1,339
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	3,174	5,512
Lease liabilities, undiscounted cash flows	15,833	15,957
Derivative financial liabilities, undiscounted cash flows	3,223	4,826
Trade accounts payable and bills payable, undiscounted cash flow	215,640	161,908
Other payables, undiscounted cash flow	131,468	94,083
Total contractual undiscounted cash flows	407,378	308,905
Between one and two years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	49,390	11,753
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	604	929
Lease liabilities, undiscounted cash flows	12,031	15,456
Total contractual undiscounted cash flows	62,025	28,138
More than 2 years but less than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	27,518	60,414
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	10,712	10,109
Lease liabilities, undiscounted cash flows	35,411	43,513
Total contractual undiscounted cash flows	73,641	114,036
Thereafter [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Long-term debts, undiscounted cash flows	6,641	7,056
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	3,967	1,428
Lease liabilities, undiscounted cash flows	233,210	253,575
Total contractual undiscounted cash flows	¥ 243,818	¥ 262,059